Document And Entity Information	9 Months Ended
Sep. 30, 2021
Document Information Line Items
Entity Registrant Name	BIONDVAX PHARMACEUTICALS LTD.
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	Amendment No.1
Entity Central Index Key	0001611747
Document Period End Date	Sep. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3